UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Myers Capital Management LLC
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Address:  120 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
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          ----------------------------------------------------------------------

Form 13F File Number: 28-10463
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James M. Myers
          ----------------------------------------------------------------------
Title:    Owner & Sole Member
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ James M. Myers                  Charlotte, NC                     02/04/2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  32
                                        -------------------

Form 13F Information Table Value Total:   $  23,009
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

           ITEM 1:                 ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:       ITEM 6:          ITEM 7:             ITEM 8:
------------------------------ --------------  ---------  ----------  -------- ------------------- ------------ --------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP       FAIR     SHARES OR    INVESTMENT        MANAGERS     VOTING AUTHORITY
                                                NUMBER      MARKET    PRINCIPAL    DISCRETION                   ----- ------ -------
                                                            VALUE      AMOUNT  ------ ----- ------               (A)    (B)    (C)
                                                                                (A)    (B)   (C)                SOLE   SHARED  NONE
                                                                                            SHARED
                                                                                SOLE  SHARED OTHER
------------------------------ -------------  ---------  ----------  --------  ------ ----- ------ ------------ ----- ------ -------
Atmos Energy Corp                 COM         049560105     252,720   10,400    SOLE                                          10,400
Automatic Data Processing, Inc.   COM         053015103     411,944   10,400    SOLE                                          10,400
Berkshire Hathaway Inc            COM         084670108   2,274,750       27    SOLE                                              27
Conagra Foods Inc                 COM         205887102     461,825   17,500    SOLE                                          17,500
Conseco Inc                       COM         208464883     838,929   38,483    SOLE                                          38,483
CoolBrands Int. Inc               COM         21639P208     411,646   31,500    SOLE                                          31,500
El Paso Corp                      COM         28336L109   1,143,324  139,600    SOLE                                         139,600
Exelon Corp                       COM         30161n101     597,240    9,000    SOLE                                           9,000
FleetBoston Finl Corp             COM         339030108     838,080   19,200    SOLE                                          19,200
Halliburton Co                    COM         406216101     907,400   34,900    SOLE                                          34,900
Herley Industries Inc             COM         427398102     794,777   38,395    SOLE                                          38,395
Honeywell Intl Inc                COM         438516106     641,856   19,200    SOLE                                          19,200
IDT Corp                          COM         448947101     308,705   13,937    SOLE                                          13,937
Liberte Investors Inc             COM         530154103     302,168   42,800    SOLE                                          42,800
Marsh & McLennan Companies, Inc   COM         571748102     751,873   15,700    SOLE                                          15,700
McDermott International Inc       COM         580037109   1,463,875  122,500    SOLE                                         122,500
Molson Inc - A shs                COM         608710307     844,463   30,341    SOLE                                          30,341
NTL Inc.                          COM         62940M104       2,302       33    SOLE                                              33
Northwest Natural Gas Co          COM         667655104     162,975    5,300    SOLE                                           5,300
P G & E Corp                      COM         69331c108   2,085,527   75,100    SOLE                                          75,100
Peoplesoft Inc                    COM         712713106     237,016   10,400    SOLE                                          10,400
Pfizer Inc                        COM         717081103     618,275   17,500    SOLE                                          17,500
Piedmont Nat Gas Inc              COM         720186105     465,239   10,705    SOLE                                          10,705
RJ Reynolds Tobacco Holdings Inc. COM         76182K105   1,116,480   19,200    SOLE                                          19,200
Scana Corp                        COM         80589m102     487,891   14,245    SOLE                                          14,245
Smithfield Foods Inc              COM         832248108     542,340   26,200    SOLE                                          26,200
Southwest Gas Corp                COM         844895102     391,685   17,447    SOLE                                          17,447
Textron Inc                       COM         883203101     593,424   10,400    SOLE                                          10,400
Tyco International Ltd            COM         902124106     601,550   22,700    SOLE                                          22,700
United Technologies Corp          COM         913017109     663,390    7,000    SOLE                                           7,000
WGL Holdings Inc.                 COM         92924F106     581,645   20,930    SOLE                                          20,930
Xcel Energy Inc                   COM         98389b100   1,213,747   71,481    SOLE                                          71,481